UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08215

Name of Fund:   BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 110.2%

Alabama — 1.3%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$1,875	$2,141,287

Arizona — 1.4%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	890	897,636
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	475	481,560
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	810	941,009

		2,320,205

California — 13.7%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 08/01/20(b)	2,000	1,946,960
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	1,110	1,128,604
Sutter Health, Series B, 6.00%, 08/15/20(c)	1,585	1,692,019
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	445	495,285
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	80	86,523
5.25%, 08/15/49	195	209,688
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	120	131,054
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	730	758,915
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	235	244,929
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	400	403,956

Security	Par (000)	Value

California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	$185	$218,086
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	885	836,077
5.25%, 06/01/47	540	531,322
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 07/01/29(b)	2,525	1,886,604
San Marino Unified School District, GO, Series A (NPFGC), 0.00%, 07/01/19(b)	2,070	2,056,400
State of California, GO, Various Purposes:
6.50%, 04/01/19(c)	3,965	3,996,760
6.00%, 03/01/33	1,265	1,323,936
6.50%, 04/01/33	3,360	3,385,200
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	405	445,804
Sub-Series I-1, 6.38%, 11/01/19(c)	600	621,564
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	670	670,000

		23,069,686

Colorado — 1.9%
City & County of Denver Colorado, RB, Capital Appreciation Bonds, Series A-2, 0.00%, 08/01/37(b)	1,490	715,677
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 07/01/40	1,055	1,078,896
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	510	531,904
University of Colorado, RB, Series A, 5.38%, 06/01/19(c)	920	931,123

		3,257,600

Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	1,395	1,388,318
Sub-Series B-1, 4.00%, 05/15/45	265	266,174

		1,654,492

Delaware — 2.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	570	601,054

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
Delaware State Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/48	$1,395	$1,499,123
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,050	2,117,670

		4,217,847

District of Columbia — 4.1%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.00%, 10/01/39	255	259,465
1st Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,017,410
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34(b)	10,170	5,588,924

		6,865,799

Florida — 2.1%
Florida Housing Finance Corp., RB, S/F Housing, Series 1 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 07/01/42	630	619,366
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(c)	1,525	1,738,454
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,120	1,204,437

		3,562,257

Georgia — 1.8%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	270	306,345
County of Griffin-Spalding Hospital Authority, RB, Revenue Anticipation Certificates, 4.00%, 04/01/42	2,310	2,299,536

Security	Par (000)	Value

Georgia (continued)
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$420	$430,008

		3,035,889

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	680	711,205

Idaho — 1.2%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	2,000	2,007,660

Illinois — 14.1%
Chicago Board of Education, GO:
Series H, 5.00%, 12/01/46	240	241,003
Project, 5.25%, 12/01/35	805	831,420
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
, 5.00%, 12/01/34	240	248,114
, 5.00%, 12/01/25	435	459,669
Series F, 5.00%, 12/01/24	340	358,397
Chicago Board of Education, GO, Series C, Series D:
5.00%, 12/01/46	300	301,830
5.00%, 12/01/46	770	772,564
Refunding, 5.00%, 12/01/25	360	380,416
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	584	587,124
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(c)	2,100	2,260,230
Series A, 5.75%, 01/01/39	400	424,144
Series C, 6.50%, 01/01/21(c)	2,935	3,199,532
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	557,051
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	410	427,396
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(c)	800	822,104
Southern Illinois Healthcare Enterprises, Inc., 4.00%, 03/01/35	1,290	1,311,362
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/47(b)	9,555	2,615,777

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series B (AGM), 5.00%, 06/15/50	$2,230	$2,282,160
Series B-2, 5.00%, 06/15/50	1,260	1,263,213
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	230	249,396
6.00%, 06/01/21	500	547,835
State of Illinois, GO:
5.00%, 02/01/39	810	823,219
Series A, 5.00%, 04/01/38	1,920	1,949,376
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(c)	315	319,067
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	520	566,920

		23,799,319

Indiana — 4.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	415	473,316
7.00%, 01/01/44	1,000	1,145,870
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,660	1,791,771
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	225	236,976
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	740	777,422
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	210	222,495
Sisters of St. Francis Health Services, 5.25%, 11/01/19(c)	420	430,836
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(c)	1,370	1,383,234
5.75%, 05/01/31	290	292,839
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	640	705,856

		7,460,615

Iowa — 1.2%
Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/43	250	258,458

Security	Par (000)	Value

Iowa (continued)
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	$240	$255,307
Midwestern Disaster Area, 5.25%, 12/01/25	940	996,118
Midwestern Disaster Area, 5.88%, 12/01/26(a)	210	220,666
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	245	254,496

		1,985,045

Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C(c):
5.75%, 11/15/19	25	25,745
5.75%, 11/15/19	1,080	1,113,912

		1,139,657

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	525	556,106
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(e)	635	613,582

		1,169,688

Louisiana — 3.0%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 02/01/39	420	420,000
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/47	1,635	1,753,309
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	310	318,252
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	510	526,524
5.25%, 05/15/31	435	456,794
5.25%, 05/15/32	555	590,492
5.25%, 05/15/33	600	634,344

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
5.25%, 05/15/35	$255	$270,708

		4,970,423

Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Series A:
5.00%, 07/01/19(c)	45	45,603
5.00%, 07/01/39	105	106,082
Maine State Housing Authority, RB, S/F Housing, Series C, 3.95%, 11/15/43	335	334,457
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.25%, 11/15/43	625	638,300

		1,124,442

Maryland — 2.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(c)	220	231,708
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	390	401,447
Maryland Health & Higher Educational Facilities Authority, RB, Medstar Health Issue, Series A, 5.00%, 05/15/42	1,760	1,931,019
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(c)	1,095	1,185,557

		3,749,731

Massachusetts — 1.2%
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 05/15/59	845	992,985
Suffolk University, 4.00%, 07/01/39	1,140	1,096,805

		2,089,790

Michigan — 4.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,235	2,407,989
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,170	1,185,994

Security	Par (000)	Value

Michigan (continued)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(c)	$380	$397,609
5.50%, 05/15/36	310	321,836
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	455	485,080
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(c)	1,520	1,567,120
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	490	531,831
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 4.13%, 12/01/38	730	749,272

		7,646,731

Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	125	137,372
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	130	137,947

		275,319

New Hampshire — 2.1%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	735	705,769
Series C, AMT, 4.88%, 11/01/42	420	412,146
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(c)	1,530	1,562,069
New Hampshire Housing Finance Authority, RB, M/F Housing, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	800	799,960

		3,479,944

New Jersey — 9.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	530	563,931
5.25%, 11/01/44	790	839,328

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	$560	$562,005
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,040	1,121,546
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	990	1,073,962
S/F Housing, State House Project, Series B, 4.50%, 06/15/40	1,270	1,277,988
Series WW, 5.00%, 06/15/36	210	222,776
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	1,125	1,227,375
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	715	785,377
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series AA, 4.13%, 06/15/39	1,040	1,011,296
Transportation Program, Series AA, 5.00%, 06/15/44	330	343,187
Transportation Program, Series AA, 5.00%, 06/15/44	610	628,995
Transportation System, Series A, 5.50%, 06/15/41	1,025	1,068,706
Transportation System, Series B, 5.25%, 06/15/36	1,235	1,287,278
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	380	408,458
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	3,105	3,091,959

		15,514,167

New York — 6.1%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	740	793,894
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,000	1,022,970
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	555	534,304
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	257	273,454

Security	Par (000)	Value

New York (continued)
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	$1,020	$986,677
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 04/01/19(c)	1,050	1,056,951
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,255	1,392,535
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	615	638,573
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	1,495	1,547,968
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	175	186,867
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	440	465,335
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	689,117
6.00%, 12/01/42	630	666,868

		10,255,513

North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(c)	305	340,996

Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,855	1,722,720
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	350	373,691
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	150	150,647

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	$420	$440,366

		2,687,424

Oklahoma — 0.6%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	280	287,448
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	625	692,925

		980,373

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	210	211,491

Pennsylvania — 5.5%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	335	355,130
County of Berks IDA, Refunding RB, Tower Health Projects, 5.00%, 11/01/50	795	859,204
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	470	469,986
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	1,830	1,841,822
AMT, 5.00%, 06/30/42	440	469,982
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	390	420,209
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	800	827,752
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, 3.85%, 04/01/38(f)	965	967,779
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 119, 3.50%, 10/01/36	1,285	1,261,677
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	585	635,345

Security	Par (000)	Value

Pennsylvania (continued)
Series C, 5.00%, 12/01/39	$540	$590,360
State Public School Building Authority, Refunding RB, The School District of Philadelphia Project, Series A, 5.00%, 06/01/34	550	612,387

		9,311,633

Puerto Rico — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	505	510,641
5.63%, 05/15/43	355	358,965

		869,606

Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	420	440,135
Series B, 4.50%, 06/01/45	1,375	1,278,681
Series B, 5.00%, 06/01/50	1,895	1,899,965

		3,618,781

South Carolina — 5.3%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 4.25%, 05/01/48	1,385	1,394,404
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(c)	1,650	1,730,669
AMT, 5.00%, 07/01/36	345	390,902
AMT, 5.00%, 07/01/55	710	768,085
AMT, 5.25%, 07/01/55	670	725,168
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,040	2,187,349
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,635	1,747,864

		8,944,441

Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	720	762,660

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	$360	$394,222

		1,156,882

Texas — 4.5%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(c)	1,070	1,157,430
Sub-Lien, 5.00%, 01/01/33	180	193,729
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(c)	240	285,490
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(b):
0.00%, 09/15/40	2,525	1,001,466
0.00%, 09/15/41	1,395	524,813
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(c)	320	327,830
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	145	152,918
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	1,015	459,805
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	610	627,769
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	195	199,643
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	1,165	1,234,923
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,349,283

		7,515,099

Virginia — 1.1%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	400	425,868

Security	Par (000)	Value

Virginia (continued)
6.00%, 01/01/37	$1,345	$1,469,735

		1,895,603

Washington — 1.0%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	390	427,534
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,195	1,299,658

		1,727,192

West Virginia — 1.2%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	2,115	2,055,040

Wisconsin — 4.1%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(c)	3,620	3,658,481
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,235	1,260,317
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.45%, 05/01/57	575	580,779
4.30%, 11/01/53	1,395	1,410,136

		6,909,713

Total Municipal Bonds — 110.2% (Cost — $174,980,773)		185,728,585

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Arizona — 0.6%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	915	937,683

California — 8.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(a)(d)(h)	1,638	1,678,247
Series F-1, 5.63%, 04/01/19(c)	1,640	1,651,361

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(c)	$4,770	$4,891,078
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	2,967	3,080,483
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	1,635	1,834,565
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(c)	554	563,785

		13,699,519

Colorado — 1.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(h)	1,080	1,091,437
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,950	1,985,734

		3,077,171

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	510	516,605

Florida — 3.8%
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	1,932	1,934,818
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(c)	2,840	2,993,411

Security	Par (000)	Value

Florida (continued)
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	$1,290	$1,432,631

		6,360,860

Illinois — 0.6%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	1,004	1,013,027

Louisiana — 0.8%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,245	1,283,026

Maine — 0.4%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	701	720,133

Maryland — 2.2%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,515	1,694,531
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	1,740	1,962,059

		3,656,590

Massachusetts — 3.4%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	1,982	2,248,338
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	3,211	3,424,925

		5,673,263

Michigan — 1.4%
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,337	2,320,686

Nevada — 1.5%
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 05/01/48	2,260	2,565,823

New York — 10.5%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,080	1,115,187

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	$810	$820,854
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(h)	1,395	1,415,176
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:
5.75%, 02/15/21(c)(h)	501	540,239
5.75%, 02/15/47(h)	309	332,339
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,337	2,589,951
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	5,400	5,862,053
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(h)	3,250	3,556,132
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,350	1,539,594

		17,771,525

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,320	1,476,763

Pennsylvania — 1.8%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(h)	1,559	1,626,134
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,229	1,406,207

		3,032,341

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	750	751,028

Texas — 10.1%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,395	1,408,476

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	$1,260	$1,367,223
County of Harris Texas, RB, Toll Road, Senior Lien, Series A:
5.00%, 08/15/19(c)(h)	1,905	1,934,801
5.00%, 08/15/38(h)	1,457	1,479,956
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	1,823,878
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,859	2,101,832
County of Hidalgo Texas, GOL, Certificates of Obligation, Series A, 4.00%, 08/15/43	2,297	2,319,857
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	1,095	1,112,600
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,499	1,512,122
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	1,801	1,965,575

		17,026,320

Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(c)	1,395	1,419,369

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 0.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$1,553	$1,609,642

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	1,445	1,464,861

Wisconsin — 1.7%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(c)(h)	2,859	2,875,295

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 52.9% (Cost — $87,683,029)		89,251,530

Total Long-Term Investments — 163.1% (Cost — $262,663,802)		274,980,115

Security	Shares	Value

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24%(i)(j)	1,358,651	$1,358,923

Total Short-Term Securities — 0.8% (Cost — $1,358,842)		1,358,923

Total Investments — 163.9% (Cost — $264,022,644)		276,339,038

Other Assets Less Liabilities — 0.5%		901,660

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (31.8)%		(53,676,043)

VMTP Shares, at Liquidation Value — (32.6)%		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$168,564,655

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2019 to April 1, 2039, is $10,118,603.

(i)	Annualized 7-day yield as of period end.
(j)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Investment Value Held at 4/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	978,065	380,586	1,358,651	$1,358,923	$6,933	$285	$80

(a)	Includes net capital gain distributions, if applicable.

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	16	03/20/19	$1,960	$(37,495)
Long U.S. Treasury Bond	84	03/20/19	12,322	(531,580)
5-Year U.S. Treasury Note	4	03/29/19	459	(7,882)

				$(576,957)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bonds

S/F — Single-Family

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted prices quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2019, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$274,980,115	$—	$274,980,115
Short-Term Securities	1,358,923	—	—	1,358,923

	$1,358,923	$274,980,115	$—	$276,339,038

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	(576,957)	—	—	(576,957)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(53,432,024)	$—	$(53,432,024)
VMTP Shares at Liquidation Value	—	(55,000,000)	—	(55,000,000)

	$—	$(108,432,024)	$—	$(108,432,024)

During the period ended January 31, 2019, there were no transfers between levels.

13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date:	March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date:	March 22, 2019